33 Other income (expenses), net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		R$ (2,038,508)	R$ 472,509	R$ (854,880)
PIS and COFINS credits - exclusion of ICMS from the calculation basis [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		1,904,206	235,919
Fine on supply contract of raw material, net [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	[1]	375,020	386,020
Insurance indemnity [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		18,286	100,876
Fixed assets disposal results [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		11,140	93,814
Tax Credits recovery [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		3,094	46,179
Provision - geological event in Alagoas [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(3,383,067)
Expenses from fixed assets [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(158,320)	(44,420)	(205,929)
Recovery of environmental damages [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(141,536)	(89,396)	(102,466)
Allowance for judicial and labor claims [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(136,135)	(83,280)	(119,919)
Programmed stop in plants [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(108,192)	(91,380)
Fine on sales contracts [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(104,179)	(49,487)
Other Expenses [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(415,513)	(196,750)	(366,024)
Other [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		96,688	164,414	38,118
Capital gain - sale of Quantiq [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net				276,816
Leniency Agreement [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net				(375,476)
Other Income [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		2,408,434	1,027,222	314,934
Total Other Expenses [Member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		R$ (4,446,942)	R$ (554,713)	R$ (1,169,814)

[1]	The contractual penalty charged from a supplier for failing to supply feedstock to the subsidiary Braskem Idesa is R$335,281 (R$338,125 in 2018).